Organization and Business Description (Details)	Mar. 31, 2020	Nov. 08, 2019 Shareholder	Oct. 21, 2019 Shareholder	Sep. 09, 2019 USD ($)	Aug. 14, 2019	Sep. 18, 2018 Shareholder	Jun. 26, 2018 Shareholder	May 21, 2018	May 10, 2018	Apr. 25, 2017	Mar. 15, 2017 Shareholder	Mar. 08, 2017	Aug. 15, 2016	Jun. 02, 2016	Jul. 20, 2015	Jun. 15, 2015	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Organization and Business Description (Textual)
Equity interest percentage	6.00%		40.00%							49.00%
Total consideration paid | $				$ 14
Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage												30.00%				25.00%
Individual Shareholders Three [Member]
Organization and Business Description (Textual)
Equity interest percentage									35.00%
RMB [Member]
Organization and Business Description (Textual)
Total consideration paid | $				$ 100
Subsidiaries [Member]
Organization and Business Description (Textual)
Equity interest percentage																	100.00%	100.00%
Total consideration paid | $																	$ 300,000
Subsidiaries [Member] | RMB [Member]
Organization and Business Description (Textual)
Total consideration paid | ¥																		¥ 2,000,000
Huaxia MOOC [Member]
Organization and Business Description (Textual)
Equity interest percentage											51.00%
Huaxia MOOC [Member] | Unrelated individual shareholders [Member]
Organization and Business Description (Textual)
Equity interest percentage											49.00%
Number of shareholders											3
Shanghai Xin Fu [Member]
Organization and Business Description (Textual)
Equity interest percentage															100.00%
Nanjing Suyun [Member]
Organization and Business Description (Textual)
Equity interest percentage												70.00%
Beijing [Member]
Organization and Business Description (Textual)
Equity interest percentage													15.00%
Beijing Haohua Haofu Investment Co Ltd [Member]
Organization and Business Description (Textual)
Equity interest percentage														10.00%
Hunan Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage																75.00%
Huafu Silu [Member]
Organization and Business Description (Textual)
Equity interest percentage				75.00%		51.00%
Huafu Silu [Member] | Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage						49.00%
Number of shareholders						2
Liaoning Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage							70.00%
Liaoning Huafu [Member] | Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage							5.00%
Number of shareholders							1
Liaoning Huafu [Member] | Third party [Member]
Organization and Business Description (Textual)
Equity interest percentage							25.00%
Fuzhou Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage								65.00%
Fuzhou Huafu [Member] | Individual shareholder [Member]
Organization and Business Description (Textual)
Equity interest percentage								25.00%
Fuzhou Huafu [Member] | Individual Shareholders Two [Member]
Organization and Business Description (Textual)
Equity interest percentage								6.00%
Fuzhou Huafu [Member] | Individual Shareholders Three [Member]
Organization and Business Description (Textual)
Equity interest percentage								4.00%
Guizhou Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage					45.00%					51.00%
Guizhou Huafu [Member] | Third party [Member]
Organization and Business Description (Textual)
Equity interest percentage					55.00%
Guizhou Huafu [Member] | Individual Shareholders Five [Member]
Organization and Business Description (Textual)
Equity interest percentage			60.00%
Number of shareholders			2
Sichuan Huafu [Member]
Organization and Business Description (Textual)
Equity interest percentage		40.00%
Sichuan Huafu [Member] | Individual Shareholders Six [Member]
Organization and Business Description (Textual)
Equity interest percentage		60.00%
Number of shareholders		2